UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-5086

Churchill Tax-Free Trust
(Exact Name of Registrant as Specified in Charter)

380 Madison Avenue, Suite 2300
New York, New York  10017
(Address of Principal Executive Offices)(Zip Code)

Joseph P. DiMaggio, Chief Financial Officer and Treasurer
380 Madison Avenue, Suite 2300
New York, New York  10017
(Name and address of Agent for Service)

Registrant's Telephone Number, including Area Code: (212) 697-6666

Date of fiscal year end: December 31, 2009

Date of reporting period: September 30, 2010

Item 1. Schedule of Investments.

CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS
September 30, 2010
(unaudited)

		Rating
Principal		Moody's/
Amount	General Obligation Bonds (3.8%)	S&P	Value	(a)

	Campbell County, Kentucky Public Project
$1,625,000	4.375%, 12/01/25 Syncora Guarantee, Inc. Insured	Aa2/NR	$1,698,174

	Highland Heights, Kentucky
235,000	4.500%, 12/01/25	A1/NR	252,954
370,000	4.600%, 12/01/27	A1/NR	398,431
500,000	5.125%, 12/01/38	A1/NR	528,780

	Kenton County, Kentucky Public Project
500,000	4.625%, 04/01/34	Aa2/NR	524,170

	Lexington-Fayette Urban County, Kentucky
4,175,000	4.250%, 05/01/23 NPFG Insured	Aa1/AA+	4,426,920

	Louisville & Jefferson County, Kentucky
955,000	4.200%, 11/01/22 NPFG Insured	Aa1/AA+****	1,015,986

	Wilder, Kentucky
1,090,000	4.900%, 12/01/29	Aa3/AAA	1,115,212

	Total General Obligation Bonds		9,960,627

	Revenue Bonds (95.2%)

	State Agencies (14.8%)

	Kentucky Area Development District Financing
500,000	5.000%, 12/01/23 LOC Wachovia Bank	NR/AA	510,885

	Kentucky Asset & Liability Commission Federal Highway Notes
1,000,000	5.000%, 09/01/22 Series A	Aa2/AA	1,161,890

	Kentucky Asset & Liability Commission University of Kentucky Project
1,500,000	4.500%, 10/01/22 NPFG FGIC Insured	Aa2/AA-	1,586,415

	Kentucky Asset & Liability Commission University of Kentucky Project
500,000	5.000%, 10/01/25 Series B	Aa2/AA-	552,995
750,000	5.000%, 10/01/26 Series B	Aa2/AA-	826,050
1,000,000	5.000%, 10/01/27 Series B	Aa2/AA-	1,096,180

	Kentucky Economic Development Finance Authority Louisville Arena Project
5,725,000	5.750%, 12/01/28 AGMC Insured	Aa3/AAA	6,395,741

	Kentucky Infrastructure Authority
230,000	5.000%, 06/01/21	Aa2/A+	235,074

	Kentucky State Property and Buildings Commission
1,000,000	5.000%, 11/01/17 AMBAC Insured	Aa3/A+	1,101,210
6,000,000	5.250%, 10/01/18	Aa2/A+	6,102,660
1,925,000	5.000%, 10/01/19	Aa2/A+	1,954,472
3,000,000	5.000%, 11/01/19 AGMC Insured	Aa2/AAA	3,172,950
1,020,000	5.000%, 11/01/20	Aa2/A+	1,155,884
1,375,000	5.375%, 11/01/23	Aa2/A+	1,553,860
2,820,000	5.750%, 04/01/24 AMBAC Insured	Aa3/A+	3,214,885
1,300,000	5.250%, 02/01/28 AGMC Insured	Aa2/AAA	1,438,229
750,000	5.500%, 11/01/28	Aa2/A+	840,668
2,500,000	5.000%, 02/01/29 AGMC Insured	Aa2/AAA	2,697,375
2,625,000	5.750%, 04/01/29 AMBAC Insured	Aa3/A+	2,943,176

	Total State Agencies		38,540,599

	County Agencies (2.2%)

	Jefferson County, Kentucky Capital Projects
1,575,000	4.250%, 06/01/23 AGMC Insured	Aa2/NR**	1,669,500
2,640,000	4.375%, 06/01/28 AGMC Insured	Aa2/NR**	2,742,590

	Lexington-Fayette Urban County, Kentucky Public Facilities Revenue
500,000	4.125%, 10/01/23 NPFG Insured	Aa2/NR	522,250
500,000	4.250%, 10/01/26 NPFG Insured	Aa2/NR	518,185

	Warren County, Kentucky Justice Center
365,000	4.300%, 09/01/22 NPFG Insured	Aa2/NR	382,914

	Total County Agencies		5,835,439

	Colleges and Universities (5.7%)

	Berea, Kentucky Educational Facilities (Berea College)
1,000,000	4.125%, 06/01/25	Aaa/NR	1,047,620

	Boyle County, Kentucky College Refunding & Improvement
1,035,000	4.500%, 06/01/22 CIFG Insured	A3/A-	1,120,853
200,000	4.625%, 06/01/24 CIFG Insured	A3/A-	216,706

	Louisville & Jefferson County, Kentucky University of Louisville
525,000	5.000%, 06/01/20 AMBAC Insured	NR/NR*	567,914
1,000,000	4.500%, 10/01/32	Aa2/AA-	1,035,910

	Murray State University Project, Kentucky General Receipts Revenue
745,000	4.500%, 09/01/23 AMBAC Insured	Aa2/A+	781,930

	University of Kentucky General Receipts
885,000	4.500%, 10/01/22 Syncora Guarantee, Inc. Insured	Aa2/AA-	946,746
1,545,000	4.500%, 10/01/23 Syncora Guarantee, Inc. Insured	Aa2/AA-	1,648,469
1,625,000	4.500%, 10/01/25 Syncora Guarantee, Inc. Insured	Aa2/AA-	1,715,708
1,010,000	4.500%, 10/01/26 Syncora Guarantee, Inc. Insured	Aa2/AA-	1,063,025

	Western Kentucky University Revenue General Receipts
2,000,000	4.200%, 09/01/25 Series A NPFG Insured	Aa2/A+	2,048,140
2,475,000	4.200%, 09/01/26 Series A NPFG Insured	Aa2/A+	2,524,005

	Total Colleges and Universities		14,717,026

	Hospitals (12.4%)

	Jefferson County, Kentucky Health Facilities, Jewish Healthcare
1,715,000	5.650%, 01/01/17 AMBAC Insured	A3/A-	1,720,985

	Jefferson County, Kentucky Health Facilities University Hospital
1,000,000	5.250%, 07/01/22 NPFG Insured	Baa1/A	1,002,700

	Jefferson County, Kentucky, Louisville Medical Center
2,200,000	5.250%, 05/01/17	NR/A	2,275,746
2,000,000	5.500%, 05/01/22	NR/A	2,068,660

	Kentucky Economic Development Finance Authority, Baptist Healthcare System
2,170,000	5.375%, 08/15/24	Aa3/NR**	2,419,810

	Kentucky Economic Development Finance Authority, Catholic Health
2,000,000	5.000%, 05/01/29	Aa2/AA	2,108,240
1,000,000	5.000%, 05/01/29	Aa2/AA	1,024,920

	Kentucky Economic Development Finance Authority, Hospital Facilities St. Elizabeth Healthcare
1,000,000	5.500%, 05/01/39	NR/AA-**	1,069,710

	Kentucky Economic Development Finance Authority, Kings Daughter Medical Center
1,000,000	5.000%, 02/01/30	A1/A+	1,035,350

	Louisville & Jefferson County, Kentucky Metropolitan Government Health System, Sisters of Mercy
1,000,000	5.000%, 10/01/35	NR/NR***	1,002,040

	Louisville & Jefferson County, Kentucky, Louisville Medical Center
1,000,000	5.000%, 06/01/18	NR/A	1,050,700

	Louisville & Jefferson County, Kentucky Metro Health, Jewish Hospital Revenue
1,250,000	6.000%, 02/01/22	A3/A-	1,295,275
1,800,000	6.125%, 02/01/37	A3/A-	1,935,288

	Louisville & Jefferson County, Kentucky Metropolitan Government Health System, Norton
8,010,000	5.000%, 10/01/26	NR/A-***	8,171,802
4,000,000	5.000%, 10/01/30	NR/A-***	4,020,520

	Total Hospitals		32,201,746

	Housing (13.4%)

	Kentucky Housing Corporation Housing Revenue
555,000	4.200%, 01/01/17	Aaa/AAA	569,852
65,000	5.125%, 07/01/17	Aaa/AAA	65,037
470,000	4.800%, 01/01/18 AMT	Aaa/AAA	485,646
285,000	4.250%, 01/01/18	Aaa/AAA	292,225
575,000	4.800%, 07/01/18 AMT	Aaa/AAA	594,142
180,000	4.250%, 07/01/18	Aaa/AAA	184,558
900,000	4.800%, 07/01/20 AMT	Aaa/AAA	923,526
1,150,000	5.350%, 01/01/21 AMT FNMA collateralized	Aaa/AAA	1,157,694
6,025,000	5.450%, 07/01/22 AMT	Aaa/AAA	6,096,396
4,565,000	5.250%, 07/01/22 AMT	Aaa/AAA	4,610,970
245,000	5.200%, 07/01/22	Aaa/AAA	248,048
415,000	5.100%, 07/01/22 AMT	Aaa/AAA	419,507
2,570,000	4.800%, 07/01/22 AMT	Aaa/AAA	2,642,346
2,000,000	4.700%, 07/01/22 Series E AMT	Aaa/AAA	2,044,340
1,635,000	5.000%, 01/01/23 AMT	Aaa/AAA	1,698,324
665,000	5.000%, 07/01/24 FHA Insured	Aaa/AAA	707,454
4,140,000	5.200%, 07/01/25 AMT	Aaa/AAA	4,182,808
600,000	4.750%, 07/01/26	Aaa/AAA	621,900
240,000	5.375%, 07/01/27	Aaa/AAA	243,238
2,300,000	5.000%, 07/01/27 Series N AMT	Aaa/AAA	2,345,954
1,000,000	4.750%, 07/01/27 Series E AMT	Aaa/AAA	1,005,290
315,000	4.850%, 07/01/29	Aaa/AAA	329,115
490,000	5.550%, 07/01/33	Aaa/AAA	491,107
1,000,000	4.625%, 07/01/33	Aaa/AAA	1,014,970
600,000	5.150%, 07/01/39	Aaa/AAA	624,462

	Kentucky Housing Multifamily Mortgage Revenue
1,325,000	5.000%, 06/01/23 AMT	NR/AAA	1,363,425

	Total Housing		34,962,334

	School Building Revenue (24.3%)

	Barren County, Kentucky School Building Revenue
1,265,000	4.250%, 08/01/25 CIFG Insured	Aa2/NR	1,317,245
1,670,000	4.375%, 08/01/26 CIFG Insured	Aa2/NR	1,744,499

	Boone County, Kentucky School District Finance Corp. School Building Revenue
140,000	4.750%, 06/01/20 AGMC Insured (pre-refunded)	Aa2/AAA	149,965
1,000,000	4.125%, 08/01/22 Syncora Guarantee, Inc. Insured	Aa2/NR	1,031,510
1,580,000	4.500%, 08/01/23 AGMC Insured	Aa2/NR	1,674,468
1,250,000	4.125%, 03/01/25 AGMC Insured	Aa2/NR	1,275,725

	Bullitt County, Kentucky School District Finance Corp.
200,000	4.300%, 10/01/21 NPFG Insured	Aa2/NR	209,246
2,455,000	4.500%, 10/01/22 NPFG Insured	Aa2/NR	2,575,491
2,590,000	4.500%, 10/01/23 NPFG Insured	Aa2/NR	2,710,202
1,145,000	4.500%, 04/01/27 AGMC Insured	Aa2/NR	1,216,757
1,200,000	4.500%, 04/01/28 AGMC Insured	Aa2/NR	1,268,724

	Christian County, Kentucky School District Finance Corp.
855,000	4.000%, 08/01/20 Syncora Guarantee, Inc. Insured	Aa2/NR	891,141
905,000	4.000%, 08/01/21 Syncora Guarantee, Inc. Insured	Aa2/NR	942,015
1,525,000	4.125%, 08/01/23 Syncora Guarantee, Inc. Insured	Aa2/NR	1,583,362
1,590,000	4.125%, 08/01/24 Syncora Guarantee, Inc. Insured	Aa2/NR	1,642,963

	Daviess County, Kentucky School District Finance Corp.
200,000	5.000%, 06/01/24	Aa2/NR	212,176

	Fayette County, Kentucky School District Finance Corp.
5,000,000	4.250%, 04/01/23 AGMC Insured	Aa2/AAA	5,215,750
4,335,000	4.375%, 05/01/26 AGMC Insured	Aa2/AAA	4,550,666

	Floyd County, Kentucky School Finance Corporation School Building
1,320,000	4.000%, 03/01/23 Syncora Guarantee, Inc. Insured	Aa2/NR	1,374,674
1,255,000	4.125%, 03/01/26 Syncora Guarantee, Inc. Insured	Aa2/NR	1,300,180

	Fort Thomas, Kentucky Independent School District Finance Corp.
785,000	4.375%, 04/01/21	Aa2/NR	831,904
610,000	4.375%, 04/01/25	Aa2/NR	635,821

	Franklin County, Kentucky School District Finance Corp.
1,000,000	5.000%, 04/01/24	Aa2/NR	1,058,290

	Graves County, Kentucky School Building Revenue
1,260,000	5.000%, 06/01/22	Aa2/NR	1,327,448
1,320,000	5.000%, 06/01/23	Aa2/NR	1,384,099

	Jefferson County, Kentucky School District Finance Corp. School Building
150,000	5.000%, 04/01/20 AGMC Insured (pre-refunded)	Aa2/AAA	154,962
1,360,000	4.250%, 06/01/21 AGMC Insured	Aa2/AAA	1,428,476

	Kenton County, Kentucky School District Finance Corp.
445,000	4.300%, 04/01/22 CIFG Insured	Aa2/NR	466,489
4,250,000	5.000%, 06/01/22 NPFG Insured	Aa2/NR	4,614,183
590,000	4.250%, 10/01/22 AGMC Insured	Aa2/NR	622,533
750,000	4.375%, 04/01/24 CIFG Insured	Aa2/NR	784,800
325,000	4.400%, 04/01/26 CIFG Insured	Aa2/NR	338,666

	Larue County, Kentucky School District Finance Corp.
270,000	4.500%, 07/01/21 NPFG Insured	Aa2/NR	288,549
470,000	4.500%, 07/01/22 NPFG Insured	Aa2/NR	501,528
785,000	4.500%, 07/01/23 NPFG Insured	Aa2/NR	835,538

	Magoffin County, Kentucky School District
375,000	4.250%, 08/01/23 AMBAC Insured	Aa2/NR	394,530
475,000	4.250%, 08/01/25 AMBAC Insured	Aa2/NR	495,891

	Meade County, Kentucky School District
490,000	4.250%, 09/01/26 NPFG Insured	Aa2/NR	508,645

	Ohio County, Kentucky School Building Revenue
790,000	4.500%, 05/01/24	Aa2/NR	846,477
325,000	4.500%, 05/01/25	Aa2/NR	346,447

	Oldham County, Kentucky School District Finance Corp.
500,000	5.000%, 05/01/19 NPFG Insured	Aa2/NR	542,635
1,000,000	4.500%, 09/01/27 NPFG Insured	Aa2/NR	1,047,710

	Owensboro, Kentucky Independent School District Finance Corp. School Building Revenue
390,000	4.375%, 09/01/24	Aa2/NR	418,392

	Pendleton County, Kentucky School District Finance Corp. School Building Revenue
730,000	4.000%, 02/01/23 NPFG Insured	Aa2/NR	754,280

	Pike County, Kentucky School Building Revenue
1,355,000	4.375%, 10/01/26 NPFG Insured	Aa2/NR	1,426,219

	Scott County, Kentucky School District Finance Corp.
1,115,000	4.200%, 01/01/22 AMBAC Insured	Aa2/NR	1,172,835
1,955,000	4.250%, 01/01/23 AMBAC Insured	Aa2/NR	2,054,705
1,560,000	4.300%, 01/01/24 AMBAC Insured	Aa2/NR	1,637,563
1,000,000	4.250%, 02/01/27 AGMC Insured	Aa2/NR	1,032,990

	Spencer County, Kentucky School District Finance Corp., School Building Revenue
1,000,000	4.500%, 08/01/27 AGMC Insured	Aa2/NR	1,059,560

	Warren County, Kentucky School District Finance Corp.
295,000	4.125%, 02/01/23 NPFG Insured	Aa2/NR	307,363
1,000,000	4.375%, 04/01/27 AGMC Insured	Aa2/NR	1,026,660

	Total Schools		63,232,947

	Transportation (9.4%)

	Kenton County, Kentucky Airport Board Airport Revenue
1,300,000	5.000%, 03/01/23 NPFG Insured AMT	A3/A	1,314,014

	Kentucky State Turnpike Authority Revenue
3,000,000	4.450%, 07/01/22 Series B	Aa2/AA+	3,219,450
2,500,000	5.000%, 07/01/25	Aa2/AA+	2,810,150
2,250,000	5.000%, 07/01/27	Aa2/AA+	2,476,958
1,100,000	5.000%, 07/01/28	Aa2/AA+	1,204,709
800,000	5.000%, 07/01/29	Aa2/AA+	878,888

	Louisville, Kentucky Regional Airport Authority
1,000,000	5.250%, 07/01/23 AGMC Insured AMT	Aa3/AAA	1,067,340
2,610,000	5.000%, 07/01/24 AMBAC Insured AMT	A1/A+	2,666,063

	Louisville & Jefferson County Regional Airport, Kentucky
1,000,000	5.250%, 07/01/18 AGMC Insured AMT	Aa3/AAA	1,050,350
2,000,000	5.250%, 07/01/20 AGMC Insured AMT	Aa3/AAA	2,076,760
1,370,000	5.250%, 07/01/21 AGMC Insured AMT	Aa3/AAA	1,416,799
3,390,000	5.250%, 07/01/22 AGMC Insured AMT	Aa3/AAA	3,496,005
275,000	5.375%, 07/01/23 AGMC Insured AMT	Aa3/AAA	280,338
500,000	5.000%, 07/01/25 NPFG Insured AMT	A1/A+	500,100

	Total Transportation		24,457,924

	Utilities (13.1%)

	Bardstown, Kentucky Combined Utilities Revenue
200,000	5.000%, 12/01/19 NPFG Insured (pre-refunded)	Aa3/NR	203,476

	Boone County, Kentucky Pollution Control Revenue (Dayton Power & Light)
2,000,000	4.700%, 01/01/28 FGIC Insured	Aa3/A	2,043,300

	Campbell & Kenton Counties, Kentucky (Sanitation District) Revenue
1,695,000	4.300%, 08/01/24 NPFG Insured	Aa2/AA	1,791,412
300,000	4.300%, 08/01/27 NPFG Insured	Aa2/AA	313,173
1,450,000	4.300%, 08/01/28 NPFG Insured	Aa2/AA	1,505,912

	Carroll County, Kentucky Environmental Facilities Revenue (Kentucky Utilities) AMT
1,500,000	5.750%, 02/01/26 AMBAC Insured	A2/BBB+	1,569,750

	Kentucky Rural Water Finance Corp.
205,000	4.250%, 08/01/19 NPFG Insured	Baa1/AA-	218,138
595,000	5.000%, 02/01/20 NPFG Insured	Baa1/AA-	623,316
210,000	4.250%, 08/01/20 NPFG Insured	Baa1/AA-	222,766
200,000	4.375%, 08/01/22 NPFG Insured	Baa1/AA-	212,822
240,000	4.500%, 08/01/23 NPFG Insured	Baa1/AA-	256,313
200,000	4.500%, 02/01/24 NPFG Insured	Baa1/AA-	207,762
255,000	4.500%, 08/01/24 NPFG Insured	Baa1/AA-	271,496
355,000	4.600%, 02/01/25	NR/AA-	382,392
290,000	4.500%, 08/01/27 NPFG Insured	Baa1/AA-	304,987
245,000	4.600%, 08/01/28 NPFG Insured	Baa1/AA-	257,622
315,000	4.625%, 08/01/29 NPFG Insured	Baa1/AA-	330,290

	Kentucky State Municipal Power Agency, Prairie St. Project
1,000,000	5.000%, 09/01/23 AGMC Insured	Aa3/AAA	1,121,060

	Louisville & Jefferson County, Kentucky Metropolitan Sewer District
2,380,000	4.250%, 05/15/20 AGMC Insured	Aa3/AAA	2,542,078
2,510,000	4.250%, 05/15/21 AGMC Insured	Aa3/AAA	2,665,244
1,500,000	5.000%, 05/15/26 AGMC Insured	Aa3/AAA	1,613,520

	Louisville, Kentucky Waterworks Board Water System
4,000,000	5.250%, 11/15/22 AGMC Insured (pre-refunded)	Aaa/AAA	4,022,440
2,415,000	5.250%, 11/15/24 AGMC Insured (pre-refunded)	Aaa/AAA	2,428,548

	Northern Kentucky Water District
660,000	5.000%, 02/01/23 NPFG FGIC Insured	Aa3/NR	684,110
1,825,000	6.000%, 02/01/28 AGMC Insured	Aa3/NR	2,156,657

	Owensboro, Kentucky Electric and Power
1,555,000	5.000%, 01/01/20 AGMC Insured	Aa3/AAA	1,565,434

	Owensboro, Kentucky Water Revenue
500,000	5.000%, 09/15/27 AGMC Insured	Aa3/NR	558,225

	Owensboro-Daviess County, Kentucky Regional Water Resource Agency Wastewater Refunding & Improvement Revenue
930,000	4.375%, 01/01/27 Series A Syncora Guarantee, Inc. Insured	NR/AA-	951,102

	Trimble County, Kentucky Environmental Facilities
3,000,000	4.600%, 06/01/33 AMBAC Insured	A2/BBB+	3,001,530

	Total Utilities		34,024,875

	Total Revenue Bonds		247,972,890

	Total Investments (cost $245,878,929-note b)	99.0%	257,933,517

	Other assets less liabilities	1.0	2,515,402

	Net Assets	100.0%	$260,448,919

* Any security not rated (NR) by any of the approved credit rating services has been determined by the Investment Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a rating service.

Fitch ratings
** AA
*** A
****AAA

Percent of
Portfolio Distribution By Quality Rating	Investments †

Aaa of Moody's or AAA of S&P or Fitch	31.7%
Pre-refunded bonds †† / Escrowed to Maturity bonds	2.7
Aa of Moody's or AA of S&P or Fitch	50.9
A of Moody's or S&P or Fitch	14.5
Not rated*	0.2
100.0%

† Calculated using the highest rating of the three rating services.

†† Pre-refunded bonds are bonds for which U.S. Government Obligations have been placed in escrow to retire the bonds at their earliest call date.

PORTFOLIO ABBREVIATIONS:
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax
CIFG - CDC IXIS Financial Guaranty
FGIC - Financial Guaranty Insurance Co.
FHA - Federal Housing Administration
LOC - Letter of Credit
NPFG - National Public Finance Guarantee
NR - Not Rated

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
CHURCHILL TAX-FREE FUND OF KENTUCKY
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At September 30, 2010, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $245,778,292 amounted to of $12,155,225, which consisted of aggregate gross unrealized appreciation of $12,280,470 and aggregate gross unrealized depreciation of $125,245.

(c) Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of September 30, 2010:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs- Municipal Bonds+	257,933,517
Level 3 – Significant Unobservable Inputs	-
Total	$257,933,517

 + See schedule of investments for a detailed listing of securities.

Item 2. Controls and Procedures.

(a)           The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b)           The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CHURCHILL TAX-FREE TRUST

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
President and Trustee
November 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
President and Trustee
November 26, 2010

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer and Treasurer
November 26, 2010